NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 23,996	$ 21,767	$ 20,480	$ 19,402
Non-controlling interest
Disclosure of Non Controlling Interest [Line Items]
Equity	19,023	16,894
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	12,303	11,100	11,086	10,289
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	59	56	68	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,894	2,721	3,317	3,266
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Equity	2,562	2,408	0
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	613	609	$ 597	$ 568
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 592	$ 0